Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitment and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of December 31, 2023:
	Year ended December 31,
	Total	2024
	USD	USD
Operating lease commitments for Lease expense under lease agreements	$73,667	73,667
Operating lease commitments for property management expenses under lease agreements	9,130	9,130